Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Litigation proceedings of the Company and Subsidiaries - Additional Information (Detail) $ in Thousands										1 Months Ended										12 Months Ended
	Oct. 25, 2019 item	Aug. 20, 2019 USD ($)	Dec. 28, 2017 COP ($)	Dec. 28, 2017 USD ($)	Dec. 18, 2017 COP ($)	Dec. 18, 2017 USD ($)	Dec. 04, 2017 COP ($)	Dec. 04, 2017 USD ($)	Jul. 05, 2016 USD ($)	Mar. 31, 2018 PEN (S/)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 PEN (S/)	Aug. 31, 2017 PEN (S/)	Jan. 31, 2017 PEN (S/)	Jan. 31, 2017 USD ($)	Nov. 30, 2013	Jun. 30, 2012 PEN (S/)	Jun. 30, 2012 USD ($)	Feb. 29, 2012 item	Dec. 31, 2020 PEN (S/) item	Dec. 31, 2016	Dec. 31, 2014 COP ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 COP ($) plaintiff	Dec. 31, 2011 PEN (S/)	Dec. 31, 2007	Dec. 31, 1997 USD ($)	Dec. 31, 2020 USD ($)	Dec. 02, 2020 CLP ($)	Nov. 26, 2020 COP ($)	Nov. 26, 2020 USD ($)	Aug. 20, 2019 PEN (S/)	Aug. 20, 2019 USD ($)	May 08, 2019 USD ($)	Oct. 08, 2018 COP ($)	Oct. 08, 2018 USD ($)	May 15, 2018 COP ($)	May 15, 2018 USD ($)	Aug. 31, 2017 USD ($)	Jul. 31, 2016 PEN (S/)	Jul. 31, 2016 USD ($)	Jul. 05, 2016 PEN (S/)	Jul. 05, 2016 USD ($)	Jul. 31, 2015 PEN (S/)	Jul. 31, 2015 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 PEN (S/)	Sep. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)
Disclosure Of Other Provisions [Line Items]
Expert expenses,																																		$ 200,000
Number of applications filed for arbitration proceedings | item																				37
Provisions																												$ 153,328,000
Estimated amount of litigation proceedings																																			$ 1,876,417,133	$ 548,339,000
Claims settlement amount									$ 18,500,000
Enel Américas S.A.
Disclosure Of Other Provisions [Line Items]
Percentage of profit distribution							70.00%	70.00%													100.00%
Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Payment of taxes														S/ 14,517,000	$ 4,013,000
Enel Generacin Peru [Member] | Perene and Simsa [Member]
Disclosure Of Other Provisions [Line Items]
Joint venture agreement payment																											$ 13
Enel Generacin Peru S A [Member]
Disclosure Of Other Provisions [Line Items]
Number of plants, lawsuit in favor | item																			2
Number of plants, lawsuit against | item																			4
Payment of taxes										S/ 18,786,000	$ 5,193,000						S/ 37,710,000	$ 10,423,000
Restated tax debt | S/												S/ 190,000,000	S/ 220,000,000
Restated income tax credits | S/													22,000,000
Estimated amount of litigation proceedings													S/ 75,821,000																										$ 20,958,000							S/ 83,360,000,000	$ 23,041,000
Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings																																					$ 337,000,000	$ 98,480,000
Codensa S.A [Member] | Enel Américas S.A.
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit							$ 63,619,000	$ 18,591,000
Emgesa S.A. E.S.P.
Disclosure Of Other Provisions [Line Items]
Number of arbitration proceedings consolidated | item	17
Emgesa S.A. E.S.P. | Enel Américas S.A.
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit							$ 82,820,000	$ 24,202,000
Product Liability Risks Litigation and Other Provision | Emgesa S.A. E.S.P.
Disclosure Of Other Provisions [Line Items]
Number of plaintiffs | plaintiff																								1,400
Decrease in plaintiffs’ income from handicrafts or entrepreneurial activities																								30.00%
Estimated amount of litigation proceedings																								$ 30,870,677						$ 63,766,000	$ 18,634,000																	$ 9,021,000
Administrative Special Public Utilities Unit
Disclosure Of Other Provisions [Line Items]
Number of fewer lights in inventory | item																						8,661	8,661
Administrative Special Public Utilities Unit | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Litigation cost			$ 113,082,000	$ 33,046,000
Restated debt																						$ 14,433,000	$ 4,218,000
Payment					$ 24,400,000	$ 7,130,000
Litigation settlement, value					$ 88,698,000	$ 25,920,000
Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings																												10,900,000	$ 7,744,293
Lawsuits And Arbitrations Proceedings | Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Joint venture agreement payment																											3
Supervision service cost																											$ 13
Estimated amount of litigation proceedings																				S/ 87,055,000					S/ 3,582,000			$ 24,063,000														S/ 136,660,000	$ 41,200,000								$ 990,000
First claim settlement amount																																	$ 41,289,000
Second cliam settlement amount | S/																																S/ 49,229
Reimbursement of cost of arbitration proceedings		$ 589,000
Superintendencia Nacional De Administracion Tributaria | Enel Generacin Peru S A [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings																																								S/ 3,126,000	$ 864,000
Superintendencia Nacional De Administracion Tributaria | Enel Distribucion Peru S.A.
Disclosure Of Other Provisions [Line Items]
Cumulative percentage of energy loss equivalent to purchases and self generated energy																									2.00%
Percentage of energy loss due to stolen energy																93.00%
Percentage of energy loss due to error in meter reading																7.00%
Estimated amount of litigation proceedings																																												S/ 5,084,000	$ 1,405,000				S/ 5,274,000	$ 1,458,000
Enel Distribucion Peru
Disclosure Of Other Provisions [Line Items]
Percentage of energy loss due to stolen energy																										95.00%
Percentage of energy loss due to error in meter reading																										5.00%